Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	250,000,000	250,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	7,232,650	6,695,587
Common stock, shares outstanding	7,232,650	6,695,587